Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes
Income taxes
18	Income taxes

Income tax expense is recognized based on management’s estimate of the weighted average annual income tax rate expected for the full financial year.

Income tax recovery

The Company has not recorded any deferred income tax recovery on losses in comprehensive income and will not be until, in the opinion of management, it is probable that the deferred tax assets will be realized. A reconciliation between tax recovery and accounting income multiplied by the Company’s domestic tax rate for the years ended December 31, 2021 and 2020 is as follows:

	2021	2020
	$	$
Income (loss) before income taxes	11,706,427	5,188,691

Income tax expense at the Company’s statutory tax rate of 26.5% (2020 – 26.5%)	3,102,203	1,375,003

Increase (decrease) in income taxes resulting from
Permanent differences	1,951,874	173,027
Prior year true-up	108,305	(820,603)
Changes in unrecognized SRED pool and temporary differences	(105,922)	2,787,948
Effect of foreign subsidiaries	(70,146)	(2,450)
Current year loss for which no benefit recognized	—	523,274
Prior year loss applied in current year previously not recognized	(2,807,987)	(2,705,820)
ITC utilized in current year	(887,345)	—
Other	(140,065)	167,322

Income tax expense	1,150,917	1,497,701

(Expressed in Canadian dollars)

Deferred taxes

●Unrecognized deferred tax asset

Deferred tax assets have not been recognized in respect of the following items:

	2021	2020
	$	$
Non-capital loss carryforwards	24,230,225	29,637,520
SRED expenditure pool	—	1,882,949
(Taxable) Deductible temporary differences	(369,894)	(975,000)

	23,860,321	30,545,469

As at December 31, 2021, the Company had non-capital losses of approximately $2,460,037 that are available to reduce future taxable income and for which no benefit has currently been recognized in the consolidated financial statements. The non-capital losses will expire as follows: The non-capital losses will expire as follows: 2035 – $80,926; 2036 – $355,512; 2037 – $317,272; and 2038 – $329,297; 2039 - $645,353; 2040 – $731,677. The Company had SRED Investment tax credits carry-forward of $858,944 which were fully utilized during the year ended December 31, 2021.